UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4066

					Cash Assets Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	3/31

				Date of reporting period:	3/31/07

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.



                                     ANNUAL
                                     REPORT

                                 MARCH 31, 2007

                                     PACIFIC
                                CAPITAL FUNDS(R)
                                       OF
                                CASH ASSETS TRUST

                        PACIFIC CAPITAL CASH ASSETS TRUST

                            PACIFIC CAPITAL TAX-FREE
                                CASH ASSETS TRUST

                         PACIFIC CAPITAL U.S. GOVERNMENT
                          SECURITIES CASH ASSETS TRUST

  [LOGO OF THE PACIFIC CAPITAL FUNDS OF CASH ASSETS TRUST: A LION STANDING ON A
                  TWISTED ROPE AND SALE TO LEFT OF PACIFIC](R)

                                A CASH MANAGEMENT
                                   INVESTMENT

[LOGO OF THE PACIFIC                 PACIFIC
CAPITAL FUNDS OF CASH           CAPITAL FUNDS(R)
ASSETS TRUST: A LION                   OF
STANDING ON A TWISTED           CASH ASSETS TRUST
ROPE AND SALE TO
LEFT OF PACIFIC](R)               ANNUAL REPORT

                                                                       May, 2007

Dear Investor:

      It gives us considerable pleasure to present the Annual Report for The Pacific Capital Funds of Cash Assets Trust for the fiscal year ended March 31, 2007.

      The enclosed Annual Report includes the three series of Cash Assets Trust (the "Trust"): Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust and its two classes of shares: Original Shares and Service Shares. The Trust was specifically created to meet the short-term investment needs of Hawaii investors and others.

                      ************************************

SLOWING ECONOMY

      During the current report period, the U.S. economy continued to grow, albeit at a somewhat slower pace. It would appear that the Federal Reserve Board's (the "Fed") two-year campaign of raising short-term interest rates to slow the economy may have taken hold. Recall, when the Fed began raising short-term interest rates in March 2004, the Federal Fund's rate - the interest rate member banks charge each other for overnight loans and the primary tool for influencing economic activity - was 1%, a historically low rate environment. After 17 consecutive interest rate hikes of 0.25% each ending in June 2006, the Fed Fund's rate was 5.25%. The Fed's action along with a weakening manufacturing sector, slumping housing market and high oil prices have contributed to the slowing of the U.S. economy to its lowest level in four years.

      With mounting evidence of a slowing economy and mixed signs of a rising level of inflation, the Fed's monetary policy has remained steady and noncommittal about the outlook for future rate action. Economic analysts continue to debate the direction of the economy. On the one hand, the Fed could orchestrate an economic "soft landing" with positive growth and low inflation. On the other hand, should the economy surprise and show signs of heating up with inflation rising, the Fed may choose to raise short-term interest rates.

A WATCHFUL EYE

      Rest assured the Trust's investment management team will seek to keep a watchful eye on economic developments, financial markets and interest rate movements, as they steer the course of


                        NOT A PART OF THE ANNUAL REPORT
each of the Trust's portfolios. In managing the portfolios, the team intends to continue to be alert to market opportunities as it seeks to produce a higher return competitive with other short-term alternatives.

      You can be assured that in our desire to achieve higher returns for investors, the Asset Management Group of the Bank of Hawaii will continually seek to manage investments in a cautious, but aggressive, manner. Safety of your cash reserves remains of utmost concern to us. We believe that there is absolutely no substitute for strict adherence to high quality of securities which possess minimum credit risk.

      On behalf of the Board of Trustees and the Trust's management, thank your for your continued confidence and trust you have placed in us. We look forward to serving your investment needs for many years to come.

                                   Sincerely,


/s/ Diana P. Herrmann                           /s/ Lacy B. Herrmann

Diana P. Herrmann                               Lacy B. Herrmann
President                                       Founder and Chairman Emeritus


                        NOT A PART OF THE ANNUAL REPORT

--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of The Pacific Capital Funds of Cash Assets Trust:

      We have audited the accompanying statement of assets and liabilities, including the schedules of investments, of The Pacific Capital Funds of Cash Assets Trust (the "Trust") (comprised of Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, and Pacific Capital U.S. Government Securities Cash Assets Trust) (the "Funds"), as of March 31, 2007 and the related statements of operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three year period ended March 31, 2005 have been audited by other auditors, whose report dated May 23, 2005 expressed an unqualified opinion on such financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising the Trust as of March 31, 2007, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 18, 2007

--------------------------------------------------------------------------------

                                 PACIFIC CAPITAL
                                CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                                 MARCH 31, 2007

    PRINCIPAL
      AMOUNT      COMMERCIAL PAPER (65.9%)                                                       VALUE
---------------   ---------------------------------------------------------------------     -------------
                  Automotive (4.4%)
                  ---------------------------------------------------------------------
  $  20,000,000   Toyota Motor Credit Corp., 5.21%, 06/27/07 ..........................     $  19,748,183
                                                                                            -------------
                  Banks (17.6%)
                  ---------------------------------------------------------------------
     20,000,000   Bank of America, 5.21%, 07/02/07 ....................................        19,733,711
     20,000,000   Citigroup Global Markets Holdings, Inc., 5.21%, 05/17/07 ............        19,866,856
     20,000,000   Rabobank 5.24%, 04/24/07 ............................................        19,933,108
     20,000,000   Societe Generale N.A., Inc., 5.20%, 04/02/07                                 19,997,111
                                                                                            -------------
                                                                                               79,530,786
                                                                                            -------------
                  Borrowing Conduit (4.4%)
                  ---------------------------------------------------------------------
     20,000,000   Abbey National North America Corp., 5.24%, 04/12/07 .................        19,967,978
                                                                                            -------------
                  Brokerage (8.8%)
                  ---------------------------------------------------------------------
     20,000,000   Bear Stearns & Co., 5.24%, 4/11/07 ..................................        19,970,889
     20,000,000   Goldman Sachs Group, Inc., 5.18%,  06/18/07 .........................        19,775,533
                                                                                            -------------
                                                                                               39,746,422
                                                                                            -------------
                  Conglomerate (4.4%)
                  ---------------------------------------------------------------------
     20,000,000   General Electric Capital Corp., 5.23%, 04/30/07 .....................        19,915,739
                                                                                            -------------
                  Education (8.8%)
                  ---------------------------------------------------------------------
     20,000,000   Harvard University, 5.35%, 04/02/07 .................................        19,997,028
     20,000,000   Stanford University, 5.23%, 04/10/07 ................................        19,973,850
                                                                                            -------------
                                                                                               39,970,878
                                                                                            -------------
                  Finance (13.1%)
                  ---------------------------------------------------------------------
     20,000,000   American General Finance Corp., 5.13%, 08/24/07 .....................        19,586,347
     20,000,000   Calyon NA, Inc., 5.23%, 04/23/07 ....................................        19,936,078
     20,000,000   PACCAR Financial Corp., 5.22%, 05/15/07 .............................        19,872,400
                                                                                            -------------
                                                                                               59,394,825
                                                                                            -------------
                  Insurance (4.4%)
                  ---------------------------------------------------------------------
     20,000,000   Prudential Funding, 5.17%, 05/03/07 .................................        19,908,089
                                                                                            -------------
                     Total Commercial Paper                                                   298,182,900
                                                                                            -------------
                  CERTIFICATES OF DEPOSIT (4.4%)
                  ---------------------------------------------------------------------
     20,000,000   Wells Fargo, 5.40%, 06/15/07 ........................................        20,000,000
                                                                                            -------------

   PRINCIPAL
     AMOUNT       REPURCHASE AGREEMENTS (29.8%)                                                 VALUE
---------------   ---------------------------------------------------------------------     -------------
                  Bank of America Securities
$    70,000,000   5.33%, 04/02/07 .....................................................     $  70,000,000
                     (Proceeds of $70,031,092 to be received at maturity, Collateral:
                     $70,220,000 Federal Home Loan Bank 4.75% due 12/09/11; the
                     collateral fair value plus interest receivable equals $71,259,236)
     65,000,000   Morgan Stanley Dean Witter
                  5.30%, 04/02/07 .....................................................        65,000,000
                                                                                            -------------
                     (Proceeds of $65,028,708 to be received at maturity, Collateral:
                     $64,345,000 US Treasury Note 5.00% due 10/13/11; the
                     collateral fair value plus interest receivable equals $66,135,864)
                  Total Repurchase Agreements .........................................       135,000,000
                                                                                            -------------

     SHARES       INVESTMENT COMPANY (0.0%)
---------------   ---------------------------------------------------------------------     -------------
         23,106   JP Morgan U.S. Government Money Market Fund, Capital Shares .........            23,106
                                                                                            -------------
                  Total Investments (Amortized Cost $453,206,006*) .......    100.1%          453,206,006
                  Other assets less liabilities ..........................     (0.1)%            (569,057)
                                                                              -----         -------------
                  NET ASSETS .............................................    100.0%        $ 452,636,949
                                                                              =====         =============

*     Cost for Federal income tax and financial reporting purposes is identical.

                                                                      PERCENT OF
                  PORTFOLIO DISTRIBUTION (UNAUDITED)                   PORTFOLIO
                  ----------------------------------                   ---------
                  Commercial Paper .............................         65.8%
                  Certificates of Deposit ......................          4.4
                  Repurchase Agreements ........................         29.8
                  Investment Company ...........................          0.0
                                                                       -------
                                                                        100.0%
                                                                       =======

                See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007

                                                                             RATING
   PRINCIPAL                                                                MOODY'S/
     AMOUNT       MUNICIPAL SECURITIES (99.9%)                                 S&P              VALUE
---------------   -------------------------------------------------------  -----------     --------------
                  ARIZONA (0.2%)
                  -------------------------------------------------------
                  Arizona State Municipal Financing Program COP, Series
                     15, ETM, Collateral: U.S. Government Securities
$       450,000   8.750%, 08/01/07 ......................................     Aaa/AAA      $      457,353
                                                                                           --------------
                  COLORADO (1.6%)
                  -------------------------------------------------------
                  Colorado Housing & Finance Authority Revenue Bonds,
                     Class I, Series A-1, Weekly Reset VRDO*, SPA: FHLB
      4,100,000   3.660%, 10/01/30 ......................................   VMIG1/A-1+          4,100,000
                                                                                           --------------
                  FLORIDA (0.4%)
                  -------------------------------------------------------
                  West Palm Beach, FL Utilities System Revenue,
                     Prerefunded to 10/01/07 @101, Collateral: State &
                     Local Government Series, FGIC Insured
      1,000,000   5.500%, 10/01/29 ......................................     Aaa/NR            1,019,422
                                                                                           --------------
                  HAWAII (29.6%)
                  -------------------------------------------------------
                  City and County Honolulu, HI, GO Bonds, Series A,
                     ETM, Collateral: U.S. Government Securities
      2,870,000   5.600%, 04/01/07 ......................................     #Aaa/AA           2,870,000
                  City and County Honolulu, HI, GO Bonds, Series A,
                     ETM, Collateral: U.S. Government Securities,
                     FGIC Insured
      1,165,000   6.000%, 09/01/07 ......................................    #Aaa/AAA           1,177,143
                  City and County Honolulu, HI, GO Commercial Paper,
                     Interest at Maturity Series H, LOC: Landesbank
                     Hessen-Thuringen Girozentrale (Heleba)
     15,000,000   3.504%, 07/03/07 ......................................     P-1/A1+          15,000,000
                  City and County Honolulu, HI, GO Commercial Paper,
                     Interest at Maturity, Series W, LOC -
                     Westdeutsche Landesbank
      7,100,000   3.545%, 06/05/07 ......................................     P-1/A1+           7,100,000
      5,000,000   3.573%, 06/12/07 ......................................     P-1/A1+           5,000,000
                  Hawaii State, GO Bonds, Series C, Refunding,
                     FSA Insured
        250,000   5.125%, 02/01/08 ......................................     Aaa/AAA             253,080

                                                                             RATING
   PRINCIPAL                                                                MOODY'S/
    AMOUNT        MUNICIPAL SECURITIES (CONTINUED)                             S&P              VALUE
---------------   -------------------------------------------------------  -----------     --------------
                  HAWAII (continued)
                  -------------------------------------------------------
                  Hawaii State, GO Bonds, Series CV, FGIC Insured
$       305,000   5.500%, 08/01/07 ......................................     Aaa/AAA      $      306,827
                  Hawaii State Department of Budget and Finance
                     Special Purpose Revenue Bonds (Hawaiian
                     Electric Company), AMT, Notified Call 05/01/07,
                     MBIA Insured
      3,500,000   6.200%, 05/01/26 ......................................     Aaa/AAA           3,506,720
                  Hawaii State Department of Budget and Finance
                     Special Purpose Revenue Bonds (Queen's Health
                     Systems) Series A, Weekly Reset VRDO*, SPA:
                     Bank of Nova Scotia, AMBAC Insured
      4,600,000   3.470%, 07/01/29 ......................................   VMIG1/A-1+          4,600,000
                  Hawaii State Department of Budget and Finance
                     Special Purpose Revenue Bonds (Queens Health
                     Systems) Series C, Weekly Reset VRDO*, SPA:
                     Bank of America N.A., AMBAC Insured
     36,335,000   3.500%, 07/01/28 ......................................    MIG1/AAA          36,335,000
                  Maui County, HI, GO Bonds, Series A, Prerefunded
                     to 09/01/07 @101, Collateral: U.S. Government
                     Securities, FGIC Insured
        500,000   5.100%, 09/01/11 ......................................     Aaa/AAA             508,203
                                                                                           --------------
                                                                                               76,656,973
                                                                                           --------------
                  ILLINOIS (5.3%)
                  -------------------------------------------------------
                  Chicago, IL GO Bonds, Series B, Weekly Reset
                     VRDO*, SPA: Landesbank Baden-Wurttemberg,
                     FGIC Insured
      6,000,000   3.680%, 01/01/37 ......................................   VMIG1/A-1+          6,000,000
                  Chicago IL Housing Authority Capital Program
                     Revenue Bonds, ETM, Collateral: State & Local
                     Government Series, Prerefunded
      2,185,000   5.000%, 07/01/07 ......................................     #Aaa/NR           2,192,706

                                                                             RATING
   PRINCIPAL                                                                MOODY'S/
    AMOUNT        MUNICIPAL SECURITIES (CONTINUED)                             S&P              VALUE
---------------   -------------------------------------------------------  -----------     --------------
                  ILLINOIS (continued)
                  -------------------------------------------------------
                  Chicago, IL Water Revenue Bonds, Prerefunded to
                     11/01/07 @102, Collateral: State & Local
                     Government Series, FGIC Insured
$       600,000   5.250%, 11/01/23 ......................................     Aaa/AAA      $      617,172
                  Chicago, IL Water Revenue Refunding Bonds, Second
                     Lien, Weekly Reset, VRDO*, SPA - Dexia Credit
                     Local, MBIA Insured
      5,000,000   3.650%, 11/01/31 ......................................     Aaa/AAA           5,000,000
                                                                                           --------------
                                                                                               13,809,878
                                                                                           --------------
                  INDIANA (1.0%)
                  -------------------------------------------------------
                  Duneland, IN Independent School Building Corp.
                     First Mortgage Revenue Bonds, Prerefunded to
                     08/01/07 @101, Collateral: U.S. Government
                     Securities, MBIA Insured
      1,050,000   5.500%, 08/01/17 ......................................     Aaa/AAA           1,067,411
                  South Bend, IN Community School Corp. Riley
                     School Building Corp. First Mortgage Revenue
                     Bonds, Prerefunded to 08/01/07 @101, Collateral:
                     100% U.S. Treasury Obligations, FSA Insured
      1,500,000   5.700%, 08/01/19 ......................................     Aaa/AAA           1,525,502
                                                                                           --------------
                                                                                                2,592,913
                                                                                           --------------
                  KENTUCKY (3.0%)
                  -------------------------------------------------------
                  Louisville & Jefferson County, KY Metropolitan Sewer
                     District Sewer & Drain System Revenue Bonds,
                     Series A, Weekly Reset, VRDO*, SPA - Bank One
                     Kentucky, FSA Insured
      7,655,000   3.650%, 05/15/23 ......................................     Aaa/AAA           7,655,000
                                                                                           --------------
                  MARYLAND (0.4%)
                  -------------------------------------------------------
                  Montgomery County, MD, Public Improvement Series
                     GO Bonds, ETM, Prerefunded 05/01/07 @102,
                     Collateral: State & Local Government Series
      1,085,000   5.375%, 05/01/13 ......................................     Aaa/AAA           1,108,070
                                                                                           --------------

                                                                             RATING
   PRINCIPAL                                                                MOODY'S/
    AMOUNT        MUNICIPAL SECURITIES (CONTINUED)                             S&P              VALUE
---------------   -------------------------------------------------------  -----------     --------------
                  MASSACHUSETTS (0.6%)
                  -------------------------------------------------------
                  Massachusetts State Health & Educational Facilities
                     Authority Revenue Bonds (Wellesley College),
                     Series G, Daily Reset, VRDO*
$     1,550,000   3.680%, 07/01/39 ......................................   VMIG1/A-1+     $    1,550,000
                                                                                           --------------
                  MICHIGAN (12.4%)
                  -------------------------------------------------------
                  Detroit, MI Sewer Disposal Revenue Bonds, Series A,
                     ETM, Prerefunded to 07/01/07 @101, Collateral:
                     State & Local Government Series, MBIA Insured
        250,000   5.000%, 07/01/11 ......................................     Aaa/AAA             253,235
                  Detroit, MI Sewer Disposal Revenue Bonds, Series A,
                     Prerefunded to 07/01/07 @101, Collateral: U.S.
                     Government Securities, MBIA Insured
      4,000,000   5.400%, 07/01/15 ......................................     Aaa/AAA           4,056,997
                  Eastern Michigan University, University Revenue
                     Bonds, Daily Reset VRDO*, FGIC Insured,
                     SPA: FGIC-SPI
      8,700,000   3.790%, 06/01/27 ......................................    Aaa/A-1+           8,700,000
                  Michigan Municipal Bond Authority Revenue Bonds,
                     State Revolving Fund, Prerefunded to 10/01/07
                     @101, Collateral: State & Local Government Series
      1,000,000   5.250%, 10/01/15 ......................................     Aaa/AAA           1,018,046
                  Michigan State Building Authority Facilities
                     Program Revenue Bonds, Series II, Prerefunded
                     to 10/15/07 @101, Collateral: State & Local
                     Government Series
      2,535,000   5.000%, 10/15/11 ......................................     Aa3/AA-           2,577,816
                  Northern Michigan University Revenue Bonds,
                     Daily Reset VRDO*, SPA: DEPFA Bank PLC,
                     AMBAC Insured
      4,285,000   3.790%, 12/01/35 ......................................     Aaa/AAA           4,285,000
                  Northern Michigan University, Revenue Bonds,
                     Daily Reset VRDO*, SPA: FGIC-SPI, FGIC Insured
      3,960,000   3.790%, 06/01/31 ......................................   VMIG1/A-1+          3,960,000

                                                                             RATING
   PRINCIPAL                                                                MOODY'S/
    AMOUNT        MUNICIPAL SECURITIES (CONTINUED)                             S&P              VALUE
---------------   -------------------------------------------------------  -----------     --------------
                  MICHIGAN (continued)
                  -------------------------------------------------------
                  Rochester, MI, Community School District GO Bonds,
                     ETM, Prerefunded 05/01/07 @100, Collateral: State &
                     Local Government Securities, MBIA Insured
$     7,315,000   5.250%, 05/01/15 ......................................    #Aaa/AAA      $    7,324,738
                                                                                           --------------
                                                                                               32,175,832
                                                                                           --------------
                  MISSOURI (13.8%)
                  -------------------------------------------------------
                  Curators University, MO System Facility Revenue
                     Bonds, Series A, Daily Reset, VRDO*
      1,800,000   3.770%, 11/01/32 ......................................   VMIG1/A-1+          1,800,000
                  Kansas City, MO Industrial Development Authority
                     Revenue Bonds, (Ewing Marion Kaufman
                     Foundation), Daily Reset VRDO*
      8,360,000   3.790%, 04/01/27 ......................................     NR/A-1+           8,360,000
        650,000   3.790%, 04/01/27 ......................................     NR/A-1+             650,000
                  Missouri State, Health & Educational Facilities Authority
                     Revenue Bonds (St. Louis University), Series B,
                     Daily Reset VRDO*, SPA: Bank of America N.A.
      6,000,000   3.820%, 10/01/24 ......................................   VMIG1/A-1+          6,000,000
                  Missouri State, Health & Educational Facilities Authority
                     Revenue Bonds (Washington University), Series B,
                     SPA: JPMorgan Chase Bank, Daily Reset VRDO*
      4,800,000   3.770%, 03/01/40 ......................................   VMIG1/A-1+          4,800,000
                  Missouri State, Health & Educational Facilities Authority
                     Revenue Bonds (Washington University), Series C,
                     Daily Reset VRDO*, SPA: JPMorgan Chase Bank
      2,800,000   3.730%, 09/01/30 ......................................   VMIG1/A-1+          2,800,000
                  Missouri State, Health & Educational Facilities Authority
                     Revenue Bonds (Washington University), Series D,
                     Daily Reset VRDO*, SPA: JPMorgan Chase Bank
      2,100,000   3.730%, 09/01/30 ......................................   VMIG1/A-1+          2,100,000
                  University of Missouri University System Facilities
                     Revenue Bonds, Series A, Daily Reset, VRDO*
      3,770,000   3.770%, 11/01/31 ......................................   VMIG1/A-1+          3,770,000

                                                                             RATING
   PRINCIPAL                                                                MOODY'S/
    AMOUNT        MUNICIPAL SECURITIES (CONTINUED)                             S&P              VALUE
---------------   -------------------------------------------------------  -----------     --------------
                  MISSOURI (continued)
                  -------------------------------------------------------
                  University of Missouri University System Facilities
                     Revenue Bonds, Series B, Daily Reset VRDO*
$     5,350,000   3.770%, 11/01/30 ......................................   VMIG1/A-1+     $    5,350,000
                                                                                           --------------
                                                                                               35,630,000
                                                                                           --------------
                  MONTANA (2.4%)
                  -------------------------------------------------------
                  Montana State, Health Facilities Authority Revenue
                     Bonds, Series A, Weekly Reset VRDO*, SPA:
                     Wells Fargo, FGIC Insured
      6,355,000   3.680%, 12/01/15 ......................................   VMIG1/A-1+          6,355,000
                                                                                           --------------
                  NEBRASKA (0.4%)
                  -------------------------------------------------------
                  Nebraska Public Power District Revenue Bonds,
                     Prerefunded 2005, Series A, Prerefunded to
                     01/01/08 @101, Collateral: U.S. Treasury
                     Obligations, MBIA Insured
        910,000   5.250%, 01/01/11 ......................................     Aaa/AAA             929,778
                                                                                           --------------
                  NEVADA (3.8%)
                  -------------------------------------------------------
                  Clark County, NV Airport Revenue Bonds, Series C,
                     Weekly Reset VRDO*, SPA: Landesbank Baden-
                     Wurttemberg, FGIC Insured
      8,800,000   3.660%, 07/01/29 ......................................   VMIG1/A-1+          8,800,000
                  Clark County, NV School District Building and
                     Renovation GO Bonds, Series B, Prerefunded to
                     06/15/07 @ 101, Collateral: U.S. Government
                     Securities, FGIC Insured
      1,000,000   5.250%, 06/15/17 ......................................     Aaa/AAA           1,013,483
                                                                                           --------------
                                                                                                9,813,483
                                                                                           --------------
                  NEW YORK (6.3%)
                  -------------------------------------------------------
                  Long Island, NY Power Authority Revenue Bonds,
                     Series 1A, Weekly Reset VRDO*, LOC: 80%
                     Bayerische Landesbank; 20% Landesbank
                     Baden-Wurttemberg
      9,000,000   3.650%, 05/01/33 ......................................   VMIG1/A-1+          9,000,000

                                                                             RATING
   PRINCIPAL                                                                MOODY'S/
    AMOUNT        MUNICIPAL SECURITIES (CONTINUED)                             S&P              VALUE
---------------   -------------------------------------------------------  -----------     --------------
                  NEW YORK (continued)
                  -------------------------------------------------------
                  New York, NY City Transitional Finance Authority
                     Revenue Bonds, Series 3, Daily Reset VRDO*,
                     SPA: Royal Bank of Canada
$     3,900,000   3.750%, 11/01/22 ......................................   VMIG1/A-1+     $    3,900,000
                  New York, NY Municipal Water Financing Authority
                     Water & Sewer System Revenue Bonds, Series B,
                     Prerefunded to 06/15/07 @ 101, Collateral: U.S.
                     Government Securities, FSA Insured
      3,500,000   5.750%, 06/15/29 ......................................     Aaa/AAA           3,550,577
                                                                                           --------------
                                                                                               16,450,577
                                                                                           --------------
                  NORTH CAROLINA (9.7%)
                  -------------------------------------------------------
                  Charlotte, NC Airport Revenue Bonds, Series A,
                     Weekly Reset VRDO*, SPA: JPMorgan Chase
                     Bank, MBIA Insured
      9,120,000   3.650%, 07/01/16 ......................................   VMIG1/A-1+          9,120,000
                  Concord, NC Utility Systems Revenue Bonds, Series
                     B, Weekly Reset VRDO*, SPA: Wachovia Bank,
                     FSA Insured
      8,820,000   3.650%, 12/01/22 ......................................    VMIG1/NR           8,820,000
                  Durham, NC, Public Improvement Project GO
                     Bonds, Weekly Reset VRDO*, SPA: Wachovia
                     Bank of North Carolina
      1,425,000   3.670%, 02/01/09 ......................................   VMIG1/A-1+          1,425,000
      2,975,000   3.670%, 02/01/11 ......................................   VMIG1/A-1+          2,975,000
      1,270,000   3.670%, 02/01/12 ......................................   VMIG1/A-1+          1,270,000
      1,475,000   3.670%, 02/01/13 ......................................   VMIG1/A-1+          1,475,000
                                                                                           --------------
                                                                                               25,085,000
                                                                                           --------------
                  OHIO (0.9%)
                  -------------------------------------------------------
                  Ohio Housing Finance Agency Mortgage Revenue
                     Bonds (Residential Mortgage), Series E, AMT,
                     Weekly Reset VRDO*, SPA: FHLB
      2,335,000   3.700%, 09/01/34 ......................................    VMIG1/NR           2,335,000
                                                                                           --------------

                                                                             RATING
  PRINCIPAL                                                                 MOODY'S/
    AMOUNT        MUNICIPAL SECURITIES (CONTINUED)                             S&P              VALUE
---------------   -------------------------------------------------------  -----------     --------------
                  OREGON (0.4%)
                  -------------------------------------------------------
                  Josephine County, OR School District #007 GO Bonds,
                     ETM, Prerefunded 06/01/07 @100, Collateral: U.S.
                     Government Securities, FGIC Insured
$     1,000,000   5.700%, 06/01/13 ......................................     Aaa/AAA      $    1,003,593
                                                                                           --------------
                  PENNSYLVANIA (0.8%)
                  -------------------------------------------------------
                  Philadelphia, PA Hospitals & Higher Education Facilities
                     Authority Hospital Revenue Bonds, Children's
                     Hospital Project, Series A, Daily Reset, VRDO*,
                     SPA - JPMorgan Chase Bank
        800,000   3.760%, 02/15/14 ......................................   VMIG1/A-1+            800,000
                  Pittsburgh, PA, GO Bonds, Series B, ETM, Collateral:
                     State & Local Government Series 100%, MBIA Insured
      1,380,000   5.000%, 09/01/07 ......................................     Aaa/AAA           1,387,966
                                                                                           --------------
                                                                                                2,187,966
                                                                                           --------------
                  UTAH (0.4%)
                  -------------------------------------------------------
                  Utah State GO Bonds, Prerefunded to 07/01/07
                     @100, Collateral: State & Local Government Series
      1,000,000   5.000%, 07/01/12 ......................................     Aaa/AAA           1,003,670
                                                                                           --------------
                  VIRGINIA (2.6%)
                  -------------------------------------------------------
                  University of Virginia Revenue Bonds, Series A,
                     Weekly Reset VRDO*
      6,700,000   3.630%, 06/01/34 ......................................   VMIG1/A-1+          6,700,000
                                                                                           --------------
                  WASHINGTON (0.6%)
                  -------------------------------------------------------
                  Seattle, WA, GO Bonds, Prerefunded to 08/01/07 @100,
                     Collateral: 100% State & Local Government Series
      1,545,000   5.300%, 08/01/17 ......................................     Aa1/AAA           1,554,148
                                                                                           --------------
                  PUERTO RICO (3.3%)
                  -------------------------------------------------------
                  Puerto Rico Commonwealth Infrastructure Financing
                     Authority Revenue Bonds, Series A, Prerefunded
                     to 01/01/08 @101, Collateral: U.S. Government
                     Agencies 98%; U.S. Treasury Obligations 2%,
                     AMBAC Insured
      8,300,000   5.000%, 07/01/28 ......................................     Aaa/AAA           8,471,298
                                                                                           --------------

                     Total Municipal Securities                                               258,644,954
                                                                                           --------------

     SHARES       INVESTMENT COMPANY (1.2%)                                                     VALUE
---------------   -------------------------------------------------------                  --------------
      3,092,339   Goldman Sachs Financial Square Tax-Free Money
                     Market Fund Institutional Shares ...................                  $    3,092,339
                                                                                           --------------

                  Total Investments (Amortized Cost $261,737,293**) .....     101.1%          261,737,293
                  Other assets less liabilities .........................      (1.1)           (2,778,792)
                                                                             ------        --------------
                  NET ASSETS ............................................     100.0%       $  258,958,501
                                                                             ======        ==============

* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.
**    Cost for Federal income tax and financial reporting purposes is identical.

                       PORTFOLIO DISTRIBUTION (UNAUDITED)

                                                                     PERCENTAGE
                                                                    OF PORTFOLIO
                                                                    ------------

Arizona                                                                  0.2%
Colorado                                                                 1.6
Florida                                                                  0.4
Hawaii                                                                  29.3
Illinois                                                                 5.3
Indiana                                                                  1.0
Investment Company                                                       1.2
Kentucky                                                                 2.9
Maryland                                                                 0.4
Massachusetts                                                            0.6%
Michigan                                                                12.3
Missouri                                                                13.6
Montana                                                                  2.4
Nebraska                                                                 0.3
Nevada                                                                   3.7
New York                                                                 6.3
North Carolina                                                           9.6
Ohio                                                                     0.9
Oregon                                                                   0.4%
Pennsylvania                                                             0.8
Puerto Rico                                                              3.2
Utah                                                                     0.4
Virginia                                                                 2.6
Washington                                                               0.6
                                                                      ------
                                                                       100.0%
                                                                      ======

                            PORTFOLIO ABBREVIATIONS:
                            ------------------------

AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
COP - Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Corporation
FHLB - Federal Home Loan Bank
FSA - Financial Security Assurance
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
NR - Not Rated
SPA - Standby Bond Purchase Agreement
SPI - Securities Purchase, Inc.
VRDO - Variable Rate Demand Obligation

                See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007

   PRINCIPAL
     AMOUNT       SECURITY DESCRIPTION                                                         VALUE
---------------   ---------------------------------------------------------------------    --------------
                  U.S. GOVERNMENT AGENCIES (100.1%)
                  ---------------------------------------------------------------------
                  Federal Farm Credit Bank (9.9%)
                  ---------------------------------------------------------------------
$    25,000,000   5.16%, 04/03/07 .....................................................    $   24,992,833
     25,000,000   5.15%, 04/05/07 .....................................................        24,985,694
     30,015,000   5.15%, 05/04/07 .....................................................        29,873,304
     95,000,000   5.14%, 05/21/07 .....................................................        94,321,806
                                                                                           --------------
                                                                                              174,173,637
                                                                                           --------------
                  Federal Home Loan Bank (90.2%)
                  ---------------------------------------------------------------------
    275,000,000   5.00%, 04/02/07 .....................................................       274,961,806
     23,000,000   5.12%, 04/04/07 .....................................................        22,990,177
    118,000,000   5.17%, 04/09/07 .....................................................       117,864,300
     90,000,000   5.15%, 04/11/07 .....................................................        89,871,375
    146,000,000   5.15%, 04/13/07 .....................................................       145,749,590
     90,000,000   5.13%, 04/18/07 .....................................................        89,781,975
    111,544,000   5.15%, 04/20/07 .....................................................       111,240,884
     95,000,000   5.18%, 04/27/07 .....................................................        94,644,594
    147,000,000   5.16%, 05/02/07 .....................................................       146,346,830
     97,491,000   5.14%, 05/16/07 .....................................................        96,864,011
     78,000,000   5.15%, 05/18/07 .....................................................        77,476,068
    127,178,000   5.15%, 05/23/07 .....................................................       126,232,856
    149,390,000   5.15%, 05/25/07 .....................................................       148,235,206
     29,000,000   5.13%, 06/22/07 .....................................................        28,661,135
     21,000,000   5.13%, 06/27/07 .....................................................        20,739,653
                                                                                           --------------
                                                                                            1,591,660,460
                                                                                           --------------
                     Total U.S. Government Agencies ...................................     1,765,834,097
                                                                                           --------------

     SHARES       INVESTMENT COMPANY (0.1%)
---------------   ---------------------------------------------------------------------    --------------
      2,015,284   JP Morgan U.S. Government Money Market Fund, Capital Shares .........         2,015,284
                                                                                           --------------

                  Total Investments (Amortized Cost $1,767,849,381*) ....     100.2%        1,767,849,381
                  Other assets less liabilities .........................      (0.2)           (3,648,009)
                                                                             ------        --------------
                  NET ASSETS ............................................     100.0%       $1,764,201,372
                                                                             ======        ==============

*     Cost for Federal income tax and financial reporting purposes is identical.

                                                                      PERCENT OF
                  PORTFOLIO DISTRIBUTION (UNAUDITED)                  PORTFOLIO
                  ----------------------------------                  ---------
                  U.S. Government Agencies                               99.9%
                  Investment Company                                      0.1
                                                                       ------
                                                                        100.0%
                                                                       ======

                See accompanying notes to financial statements.

                           THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 2007

                                                                      CASH             TAX-FREE           GOVERNMENT
                                                                      FUND               FUND                FUND
                                                                ---------------    ---------------     ---------------
ASSETS:
   Investments at value and amortized cost (note 2) ........    $   318,206,006    $   261,737,293     $ 1,767,849,381
   Repurchase agreements (note 2) ..........................        135,000,000                 --                  --
   Cash ....................................................                 --              7,170                  --
   Interest receivable .....................................            914,303          1,840,069               8,045
   Other assets ............................................             16,762              7,160              43,080
                                                                ---------------    ---------------     ---------------
      Total Assets .........................................        454,137,071        263,591,692       1,767,900,506
                                                                ---------------    ---------------     ---------------
LIABILITIES:
   Payable for investment securities purchased .............                 --          4,040,889                  --
   Dividends payable .......................................          1,157,961            440,394           2,841,364
   Adviser and Administrator fees payable ..................            202,967             87,144             583,003
   Distribution fees payable ...............................             41,012             19,436             216,262
   Accrued expenses ........................................             98,182             45,328              58,505
                                                                ---------------    ---------------     ---------------
      Total Liabilities ....................................          1,500,122          4,633,191           3,699,134
                                                                ---------------    ---------------     ---------------
   NET ASSETS ..............................................    $   452,636,949    $   258,958,501     $ 1,764,201,372
                                                                ===============    ===============     ===============
NET ASSETS CONSIST OF:
   Capital Stock - Authorized an unlimited number of shares,
      par value $0.01 per share ............................    $     4,526,226    $     2,589,734     $    17,641,311
   Additional paid-in capital ..............................        448,109,543        256,385,878       1,746,558,190
   Distributions in excess of net investment income ........                 --            (17,111)                 --
   Accumulated net realized gain (loss) on investments .....              1,180                 --               1,871
                                                                ---------------    ---------------     ---------------
                                                                $   452,636,949    $   258,958,501     $ 1,764,201,372
                                                                ===============    ===============     ===============
SHARES OF BENEFICIAL INTEREST:
   Original Shares Class:
      Net Assets ...........................................    $   287,048,739    $   170,609,483     $   685,330,056
                                                                ===============    ===============     ===============
      Shares outstanding ...................................        287,266,865        170,619,507         685,300,260
                                                                ===============    ===============     ===============
      Net asset value per share ............................    $          1.00    $          1.00     $          1.00
                                                                ===============    ===============     ===============
   Service Shares Class:
      Net Assets ...........................................    $   165,588,210    $    88,349,018     $ 1,078,871,316
                                                                ===============    ===============     ===============
      Shares outstanding ...................................        165,355,694         88,353,922       1,078,830,840
                                                                ===============    ===============     ===============
      Net asset value per share ............................    $          1.00    $          1.00     $          1.00
                                                                ===============    ===============     ===============

                See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                            STATEMENTS OF OPERATIONS
                            YEAR ENDED MARCH 31, 2007

                                                             CASH           TAX-FREE        GOVERNMENT
                                                             FUND             FUND             FUND
                                                         ------------     ------------     ------------
INVESTMENT INCOME:

   Interest income ..................................    $ 24,950,093     $  7,659,158     $ 70,381,247
                                                         ------------     ------------     ------------
EXPENSES:
   Investment Advis er fees (note 3) ................       1,728,112          658,852        4,470,519
   Administrator fees (note 3) ......................         659,224          208,845          991,924
   Distribution fees (note 3) .......................         447,519          196,556        2,228,626
   Trustees' fees and expenses ......................          93,103           59,219          174,730
   Insurance ........................................          47,672           19,881          115,573
   Legal fees (note 3) ..............................          44,969           29,548           61,780
   Registration fees and dues .......................          38,355           20,909           49,376
   Fund accounting fees .............................          31,320           31,532           32,472
   Shareholders' reports ............................          30,090            6,282           20,205
   Custodian fees ...................................          15,773           15,305           29,229
   Auditing and tax fees ............................          14,500           14,500           14,500
   Transfer and shareholder servicing agent fees ....          13,284           12,816           12,468
   Chief Compliance Officer (note 3) ................           4,544            4,544            4,544
   Miscellaneous ....................................          14,472           10,871           39,945
                                                         ------------     ------------     ------------
   Total expenses ...................................       3,182,937        1,289,660        8,245,891
   Fund accounting fees waived ......................              --          (15,654)              --
   Expenses paid indirectly (note 5) ................          (2,924)          (4,644)         (10,358)
                                                         ------------     ------------     ------------
Net expenses ........................................       3,180,013        1,269,362        8,235,533
                                                         ------------     ------------     ------------
Net investment income ...............................      21,770,080        6,389,796       62,145,714
Net realized gain (loss) from securities transactions              --              237              340
                                                         ------------     ------------     ------------

Net change in net assets resulting from operations ..    $ 21,770,080     $  6,390,033     $ 62,146,054
                                                         ============     ============     ============

                See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                        CASH FUND                          TAX-FREE FUND
                                           ----------------------------------    ----------------------------------
                                              Year Ended         Year Ended         Year Ended         Year Ended
                                            March 31, 2007     March 31, 2006     March 31, 2007     March 31, 2006
                                           ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
  Net investment income ................   $    21,770,080    $    14,580,671    $     6,389,796    $     4,482,897
  Net realized gain (loss)
    from securities transactions .......                --              1,180                237             10,100
                                           ---------------    ---------------    ---------------    ---------------
  Net change in net assets
    resulting from operations ..........        21,770,080         14,581,851          6,390,033          4,492,997
                                           ---------------    ---------------    ---------------    ---------------
  DIVIDENDS TO SHAREHOLDERS
  FROM NET INVESTMENT INCOME:
    Original Shares ....................       (13,877,905)        (9,721,572)        (4,219,673)        (2,778,805)
    Service Shares .....................        (7,892,175)        (4,859,099)        (2,197,571)        (1,704,092)
                                           ---------------    ---------------    ---------------    ---------------
    Total dividends to shareholders
      from net investment income .......       (21,770,080)       (14,580,671)        (6,417,244)        (4,482,897)
                                           ---------------    ---------------    ---------------    ---------------
  CAPITAL SHARE TRANSACTIONS
  (at $1.00 per share):
  Proceeds from shares sold:
  Original Shares ......................       729,865,243        772,407,051        230,204,313        223,627,397
  Service Shares .......................       633,141,409        498,998,950        130,614,157        165,033,651
                                           ---------------    ---------------    ---------------    ---------------
                                             1,363,006,652      1,271,406,001        360,818,470        388,661,048
                                           ---------------    ---------------    ---------------    ---------------
  Reinvested dividends:
  Original Shares ......................           307,349            217,287             45,489             91,298
  Service Shares .......................         7,891,836          4,773,677          2,197,555          1,695,763
                                           ---------------    ---------------    ---------------    ---------------
                                                 8,199,185          4,990,964          2,243,044          1,787,061
                                           ---------------    ---------------    ---------------    ---------------
  Cost of shares redeemed:
  Original Shares ......................      (728,327,507)      (853,144,228)      (192,184,780)      (225,091,397)
  Service Shares .......................      (645,130,780)      (500,085,192)      (137,479,845)      (145,858,384)
                                           ---------------    ---------------    ---------------    ---------------
                                            (1,373,458,287)    (1,353,229,420)      (329,664,625)      (370,949,781)
                                           ---------------    ---------------    ---------------    ---------------
Change in net assets
  from capital share transactions ......        (2,252,450)       (76,832,455)        33,396,889         19,498,328
                                           ---------------    ---------------    ---------------    ---------------
  Total change in net assets ...........        (2,252,450)       (76,831,275)        33,369,678         19,508,428
NET ASSETS:
  Beginning of period ..................       454,889,399        531,720,674        225,588,823        206,080,395
                                           ---------------    ---------------    ---------------    ---------------
  End of period* .......................   $   452,636,949    $   454,889,399    $   258,958,501    $   225,588,823
                                           ===============    ===============    ===============    ===============
*Includes undistributed (distributions
 in excess of) net investment income of:   $            --    $            --    $       (17,111)   $            --
                                           ===============    ===============    ===============    ===============

                                                    GOVERNMENT FUND
                                           ----------------------------------
                                              Year Ended         Year Ended
                                            March 31, 2007     March 31, 2006
                                           ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
  Net investment income ................   $    62,145,714    $    33,279,020
  Net realized gain (loss)
    from securities transactions .......               340              2,274
                                           ---------------    ---------------
  Net change in net assets
    resulting from operations ..........        62,146,054         33,281,294
                                           ---------------    ---------------
  DIVIDENDS TO SHAREHOLDERS
  FROM NET INVESTMENT INCOME:
    Original Shares ....................       (22,368,853)       (12,231,234)
    Service Shares .....................       (39,776,861)       (21,047,786)
                                           ---------------    ---------------
    Total dividends to shareholders
      from net investment income .......       (62,145,714)       (33,279,020)
                                           ---------------    ---------------
  CAPITAL SHARE TRANSACTIONS
  (at $1.00 per share):
  Proceeds from shares sold:
  Original Shares ......................     1,604,790,944        892,335,436
  Service Shares .......................     3,243,154,899      3,155,652,101
                                           ---------------    ---------------
                                             4,847,945,843      4,047,987,537
                                           ---------------    ---------------
  Reinvested dividends:
  Original Shares ......................           175,409            139,115
  Service Shares .......................        39,776,852         21,010,927
                                           ---------------    ---------------
                                                39,952,261         21,150,042
                                           ---------------    ---------------
  Cost of shares redeemed:
  Original Shares ......................    (1,349,057,009)      (817,340,270)
  Service Shares .......................    (3,091,306,685)    (2,867,454,460)
                                           ---------------    ---------------
                                            (4,440,363,694)    (3,684,794,730)
                                           ---------------    ---------------
Change in net assets
  from capital share transactions ......       447,534,410        384,342,849
                                           ---------------    ---------------
  Total change in net assets ...........       447,534,750        384,345,123
NET ASSETS:
  Beginning of period ..................     1,316,666,622        932,321,499
                                           ---------------    ---------------
  End of period* .......................   $ 1,764,201,372    $ 1,316,666,622
                                           ===============    ===============
*Includes undistributed (distributions
 in excess of) net investment income of:   $            --    $            --
                                           ===============    ===============


                See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2007

1. ORGANIZATION

      Cash Assets Trust (the "Trust") was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

      The Trust consists of the following three investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"): Pacific Capital Cash Assets Trust ("Cash Fund") (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust ("Tax-Free Fund") (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Government Securities Cash Assets Trust ("Goverment Fund") (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $0.01 par value in two classes of shares; the Original Shares Class and the Service Shares Class. The Original Shares Class includes all currently outstanding shares of each Fund that were issued prior to January 20, 1995, the date on which the Capital structure was changed to include two classes rather than one. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

a) PORTFOLIO VALUATION: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

c) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of the Fund's shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the custodian are open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding.

d) MULTIPLE CLASS ALLOCATIONS: Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.

e) FEDERAL INCOME TAXES: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

f) REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the "loan" (repurchase agreements being defined as "loans" in the 1940
      Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

g) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On March 31, 2007, a reclassification was made to increase (decrease) undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments for the Funds as follows:

                                                                              Tax-Free             Government
                                                        Cash Fund               Fund                   Fund
                                                        ---------               ----                   ----
      Accumulated net realized gain (loss)
        on investements ..................             $       --           $  (10,337)           $        --
      Undistributed net investment income.........             --               10,337                     --

      These reclassifications are primarily due to dividend redesignations. Net assets were not affected by these changes.

i) NEW ACCOUNTING PRONOUNCEMENTS: In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required to be implemented no later than September 30, 2007 and is to be applied to all open tax years as of that date. At this time, management does not believe the adoption of FIN 48 will result in any material impact on the Trust's financial statements.

      In  September  2006,  FASB issued  FASB  Statement  No.  157,  "Fair Value
      Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes adoption of SFAS 157 will have no material impact on the Trust's financial statements.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      The Asset Management Group of Bank of Hawaii (the "Adviser"), serves as Investment Adviser to the Funds. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds' investments and provides various services. Aquila Investment Management LLC the ("Administrator"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Administrator for the Trust under Administration Agreements with the Funds. The Administrator provides all administrative services to the Funds other than those relating to the investment portfolios. Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Prospectus and Statement of Additional Information of the Trust. For their services, the Adviser and the Administrator each receive a fee which is payable monthly and computed as of the close of business each day on the net assets of each Fund at the following annual rates:

            Cash Fund - On net assets up to $325 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.33% and 0.17%, respectively, and on net assets above that amount at the annual rate of 0.43% and 0.07%, respectively.

            Tax-Free Fund - On net assets up to $95 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

            Government Fund - On net assets up to $60 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

      The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of a Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. Advisory and administrative fees in a given fiscal year may be recouped prior to the end of such year if interest rates were to increase. Contractual reduction of fees, if any, is calculated on a fiscal year basis. No such reduction in fees was required for the year ended March 31, 2007.

      Under a Compliance Agreement with the Administrator, the Administrator is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

b) DISTRIBUTION AND SERVICE FEES:

      Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the respective Fund. Such payments are made to "Designated Payees" - broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the respective Fund's Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Trust.

      Under   Distribution   Agreements,   Aquila   Distributors,    Inc.   (the
"Distributor") serves as the exclusive distributor of each Fund's shares. No compensation or fees are paid to the Distributor for such share distribution.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the year ended March 31, 2007, the following amounts were incurred for legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Trust, for legal services in conjunction with the respective Fund's ongoing operations:
Cash Fund $43,585; Tax-Free Fund $28,148; Government Fund $58,030. The Secretary of the Trust is a Partner at that firm.

4. GUARANTEES OF CERTAIN COMMERCIAL PAPER

      Various banks and other institutions have issued irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.

5. EXPENSES

      The Funds have negotiated an expense offset arrangement with their custodian, wherein they receive credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset and the net expenses.

6. PORTFOLIO ORIENTATION

      Since the Tax-Free Fund has a significant portion of its investments in obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.

7. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or a combination of both, at the shareholder's option.

      The tax character of distributions during fiscal 2007 and 2006 were as follows:

                                 Cash Fund                    Tax-Free Fund               Government Fund
                         --------------------------    --------------------------    --------------------------
                             2007           2006           2007           2006           2007           2006
                         -----------    -----------    -----------    -----------    -----------    -----------
Ordinary income .....    $21,537,828    $14,497,718    $    10,100    $        --    $60,709,774    $33,395,289
Net tax-exempt income             --             --      6,253,366      4,452,274             --             --
Capital gain ........             --             --             --             --             --             --
                         -----------    -----------    -----------    -----------    -----------    -----------
Total ...............    $21,537,828    $14,497,718    $ 6,263,466    $ 4,452,274    $60,709,744    $33,395,289
                         ===========    ===========    ===========    ===========    ===========    ===========

      As of March 31, 2007, the components of distributable earnings on a tax basis were as follows:

                                                         Tax-Free     Government
                                          Cash Fund        Fund          Fund
                                          ----------    ----------    ----------
Undistributed ordinary income ........    $1,159,141    $      237    $2,843,235
Undistributed tax exempt income ......            --       423,046            --
Accumulated net realized loss
    on investments ...................            --            --            --
                                          ----------    ----------    ----------
                                          $1,159,141    $  423,283    $2,843,235
                                          ==========    ==========    ==========

                                 PACIFIC CAPITAL
                                CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     ORIGINAL SHARES
                                             ----------------------------------------------------------------
                                                                   Year Ended March 31,
                                             ----------------------------------------------------------------
                                               2007          2006          2005          2004          2003
                                             --------      --------      --------      --------      --------
Net asset value, beginning of period ....    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                             --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income+ ................        0.05          0.03          0.01          0.01          0.01
                                             --------      --------      --------      --------      --------
Less distributions:
  Dividends from net investment income ..       (0.05)        (0.03)        (0.01)        (0.01)        (0.01)
                                             --------      --------      --------      --------      --------
Net asset value, end of period ..........    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                             ========      ========      ========      ========      ========
Total return ............................        4.75%         3.20%         1.36%         0.90%         1.35%

Ratios/supplemental data
  Net assets, end of period (in millions)    $    287      $    286      $    366      $    287      $    361
  Ratio of expenses to average net assets        0.57%         0.58%         0.37%         0.21%         0.36%
  Ratio of net investment income to
    average net assets ..................        4.65%         3.09%         1.39%         0.90%         1.34%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were (note 3):

  Ratio of expenses to average net assets            ++            ++        0.57%         0.57%         0.58%
  Ratio of net investment income to
    average net assets ..................            ++            ++        1.19%         0.54%         1.12%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets        0.57%         0.58%         0.37%*        0.21%*        0.36%*

                                                                     SERVICE SHARES
                                             ----------------------------------------------------------------
                                                                   Year Ended March 31,
                                             ----------------------------------------------------------------
                                               2007          2006          2005          2004          2003
                                             --------      --------      --------      --------      --------
Net asset value, beginning of period ....    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                             --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income+ ................        0.04          0.03          0.01          0.01          0.01
                                             --------      --------      --------      --------      --------
Less distributions:
  Dividends from net investment income ..       (0.04)        (0.03)        (0.01)        (0.01)        (0.01)
                                             --------      --------      --------      --------      --------
Net asset value, end of period ..........    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                             ========      ========      ========      ========      ========
Total return ............................        4.49%         2.94%         1.11%         0.65%         1.09%

Ratios/supplemental data
  Net assets, end of period (in millions)    $    166      $    169      $    166      $    119      $    123
  Ratio of expenses to average net assets        0.82%         0.83%         0.61%         0.46%         0.61%
  Ratio of net investment income to
    average net assets ..................        4.40%         2.91%         1.12%         0.65%         1.10%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were (note 3):

  Ratio of expenses to average net assets            ++            ++        0.81%         0.82%         0.83%
  Ratio of net investment income to
    average net assets ..................            ++            ++        0.91%         0.29%         0.88%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets        0.82%         0.83%         0.61%*        0.46%*        0.61%*

----------
+ Per share amounts have been calculated using the monthly average shares method.
++ No reduction in the Adviser's and the Administrator's fees was required during the period.
*     Net of contractual caps on fees.

                See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      ORIGINAL SHARES
                                             ----------------------------------------------------------------
                                                                   Year Ended March 31,
                                             ----------------------------------------------------------------
                                               2007          2006          2005          2004          2003
                                             --------      --------      --------      --------      --------
Net asset value, beginning of period ....    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                             --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income+ ................. .     0.03          0.02          0.01          0.01          0.01
                                             --------      --------      --------      --------      --------
Less distributions:
  Dividends from net investment income ... .    (0.03)        (0.02)        (0.01)        (0.01)        (0.01)
                                             --------      --------      --------      --------      --------
Net asset value, end of period ..........    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                             ========      ========      ========      ========      ========
Total return ............................        3.09%         2.21%         1.16%         0.84%         1.15%

Ratios/supplemental data
  Net assets, end of period (in millions)    $    171      $    133      $    134      $     99      $    130
  Ratio of expenses to average net assets        0.50%         0.50%         0.29%         0.17%         0.28%
  Ratio of net investment income to
    average net assets ..................        3.04%         2.20%         1.17%         0.84%         1.13%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were (note 3):

  Ratio of expenses to average net assets            ++            ++        0.49%         0.52%         0.50%
  Ratio of net investment income to
    average net assets ..................            ++            ++        0.96%         0.50%         0.90%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets . .    0.49%         0.50%         0.28%*        0.17%*        0.27%*

                                                                      SERVICE SHARES
                                             ----------------------------------------------------------------
                                                                   Year Ended March 31,
                                             ----------------------------------------------------------------
                                               2007          2006          2005          2004          2003
                                             --------      --------      --------      --------      --------
Net asset value, beginning of period ....    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                             --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income+ ................. .     0.03          0.02          0.01          0.01          0.01
                                             --------      --------      --------      --------      --------
Less distributions:
  Dividends from net investment income ... .    (0.03)        (0.02)        (0.01)        (0.01)        (0.01)
                                             --------      --------      --------      --------      --------
Net asset value, end of period ..........    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                             ========      ========      ========      ========      ========
Total return ............................        2.83%         1.96%         0.90%         0.59%         0.90%

Ratios/supplemental data
  Net assets, end of period (in millions)    $     88      $     93      $     72      $     50      $     56
  Ratio of expenses to average net assets        0.75%         0.75%         0.53%         0.42%         0.53%
  Ratio of net investment income to
    average net assets ..................        2.78%         1.94%         0.92%         0.59%         0.89%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were (note 3):

  Ratio of expenses to average net assets            ++            ++        0.75%         0.77%         0.76%
  Ratio of net investment income to
    average net assets ..................            ++            ++        0.71%         0.25%         0.66%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets . .    0.75%         0.75%         0.53%*        0.42%*        0.52%*

----------
+ Per share amounts have been calculated using the monthly average shares method.
++ No reduction in the Adviser's and the Administrator's fees was required during the period.
*     Net of Contractual caps on fees.

                See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      ORIGINAL SHARES
                                             ----------------------------------------------------------------
                                                                   Year Ended March 31,
                                             ----------------------------------------------------------------
                                               2007          2006          2005          2004          2003
                                             --------      --------      --------      --------      --------
Net asset value, beginning of period ....    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                             --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income+ ................        0.05          0.03          0.01          0.01          0.01
                                             --------      --------      --------      --------      --------
Less distributions:
  Dividends from net investment income ..       (0.05)        (0.03)        (0.01)        (0.01)        (0.01)
                                             --------      --------      --------      --------      --------
Net asset value, end of period ..........    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                             ========      ========      ========      ========      ========
Total return ............................        4.80%         3.25%         1.41%         0.96%         1.34%

Ratios/supplemental data
  Net assets, end of period (in millions)    $    685      $    429      $    354      $    263      $    270
  Ratio of expenses to average net assets        0.44%         0.45%         0.27%         0.11%         0.25%
  Ratio of net investment income to
    average net assets ..................        4.72%         3.25%         1.42%         0.96%         1.34%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were (note 3):

  Ratio of expenses to average net assets            ++            ++        0.45%         0.46%         0.46%
  Ratio of net investment income to
    average net assets ..................            ++            ++        1.24%         0.62%         1.12%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets        0.44%         0.45%         0.27%*        0.11%*        0.24%*

                                                                      SERVICE SHARES
                                             ----------------------------------------------------------------
                                                                   Year Ended March 31,
                                             ----------------------------------------------------------------
                                               2007          2006          2005          2004          2003
                                             --------      --------      --------      --------      --------
Net asset value, beginning of period ....    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                             --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income+ ................        0.04          0.03          0.01          0.01          0.01
                                             --------      --------      --------      --------      --------
Less distributions:
  Dividends from net investment income ..       (0.04)        (0.03)        (0.01)        (0.01)        (0.01)
                                             --------      --------      --------      --------      --------
Net asset value, end of period ..........    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                             ========      ========      ========      ========      ========
Total return ............................        4.54%         3.00%         1.16%         0.71%         1.09%

Ratios/supplemental data
  Net assets, end of period (in millions)    $  1,079      $    887      $    578      $    575      $    448
  Ratio of expenses to average net assets        0.69%         0.70%         0.52%         0.36%         0.49%
  Ratio of net investment income to
    average net assets ..................        4.46%         3.02%         1.16%         0.71%         1.08%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees were (note 3):

  Ratio of expenses to average net assets            ++            ++        0.70%         0.71%         0.71%
  Ratio of net investment income to
    average net assets ..................            ++            ++        0.98%         0.36%         0.86%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets        0.69%         0.70%         0.52%*        0.36%*        0.49%*

----------
+ Per share amounts have been calculated using the monthly average shares method.
++ No reduction in the Adviser's and the Administrator's fees was required during the period.
*     Net of contractual caps on fees.

                See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)
TRUSTEES AND OFFICERS(1)(2)

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   TRUST AND               PRINCIPAL                                   COMPLEX(5)      (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF               OCCUPATION(S)                               OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)              DURING PAST 5 YEARS                         BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------              -------------------                         ----------      ---------------------
INTERESTED TRUSTEE(6)
---------------------

Diana P. Herrmann       Trustee since 2004,     Vice Chair and Chief Executive Officer          12          ICI Mutual Insurance
New York, NY            President since 1998    of Aquila Management Corporation,                           Company
(02/25/58)              and Vice Chair since    Founder of the Aquila Group of
                        2003                    Funds(SM)(7) and parent of Aquila
                                                Investment Management LLC,
                                                Administrator, since 2004, President and
                                                Chief Operating Officer since 1997, a
                                                Director since 1984, Secretary since
                                                1986 and previously its Executive Vice
                                                President, Senior Vice President or Vice
                                                President, 1986-1997; Chief Executive
                                                Officer and Vice Chair since 2004 and
                                                President, Chief Operating Officer and
                                                Manager of the Administrator since 2003;
                                                Chair, Vice Chair, President, Executive
                                                Vice President or Senior Vice President
                                                of funds in the Aquila Group of Funds(SM)
                                                since 1986; Director of the Distributor
                                                since 1997; trustee, Reserve
                                                Money-Market Funds, 1999-2000 and
                                                Reserve Private Equity Series,
                                                1998-2000; Governor, Investment Company
                                                Institute and head of its Small Funds
                                                Committee since 2004; active in
                                                charitable and volunteer organizations.


NON-INTERESTED TRUSTEES
-----------------------

Theodore T. Mason       Chair of the Board      Executive Director, East Wind Power              8          Trustee, Premier VIT.
New York, NY            of Trustees since       Partners LTD since 1994 and Louisiana
(11/24/35)              2004 and Trustee        Power Partners, 1999-2003; Treasurer,
                        since 1984              Alumni Association of SUNY Maritime
                                                College since 2004 (President,
                                                2002-2003, First Vice President,
                                                2000-2001, Second Vice President,
                                                1998-2000) and director of the same
                                                organization since 1997; Director, STCM
                                                Management Company, Inc., 1973-2004;
                                                twice national officer of Naval Reserve
                                                Association, commanding officer of four
                                                naval reserve units and Captain, USNR
                                                (Ret); director, The Navy League of the
                                                United States New York Council since
                                                2002; trustee, The Maritime Industry
                                                Museum at Fort Schuyler, 2000-2004; and
                                                the Maritime College at Fort Schuyler
                                                Foundation, Inc. since 2000.

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   TRUST AND               PRINCIPAL                                   COMPLEX(5)      (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF               OCCUPATION(S)                               OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)              DURING PAST 5 YEARS                         BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------              -------------------                         ----------      ---------------------
Thomas W. Courtney      Trustee since 1984      President, Courtney Associates, Inc., a          5          Chairman of the Board
Sewickley, PA                                   venture capital firm, since 1988.                           of Oppenheimer Quest
(08/17/33)                                                                                                  Value Funds Group,
                                                                                                            Oppenheimer Small Cap
                                                                                                            Value Fund, Oppenheimer
                                                                                                            Midcap Fund, and
                                                                                                            Oppenheimer Rochester
                                                                                                            Group of Funds;
                                                                                                            Chairman of the Board
                                                                                                            of Premier VIT.

Stanley W. Hong         Trustee since 1993      President, Waste Management of Hawaii,           4          Trustee, Pacific
Honolulu, HI                                    Inc. and Corporate Vice President -                         Capital Funds, which
(04/05/36)                                      Hawaii Area for Waste Management, Inc.,                     includes 11 bond and
                                                2001-2005; Trustee, The King William                        stock funds; First
                                                Charles Lunalilo Trust Estate since                         Insurance Co. of
                                                2001; President and Chief Executive                         Hawaii, Ltd., Lanihau
                                                Officer, The Chamber of Commerce of                         Properties, Ltd., The
                                                Hawaii, 1996-2001; Director PBS - Hawaii                    Westye Group - West
                                                Foundation since 1998; Regent, Chaminade                    (Hawaii), Inc.
                                                University of Honolulu since 1991;
                                                Trustee, Heald College since 1998;
                                                Trustee, the Nature Conservancy of
                                                Hawaii since 1998; Trustee, Child and
                                                Family Service since 2005; Director, The
                                                East West Center Foundation since 2006;
                                                and a director of other corporate and
                                                community organizations.

Russell K. Okata        Trustee since 1993      Executive Director, Hawaii Government            4          Trustee, Pacific
Honolulu, HI                                    Employees Association AFSCME Local 152,                     Capital Funds, which
(03/22/44)                                      AFL-CIO since 1981; International Vice                      includes 11 bond and
                                                President, American Federation of State,                    stock funds; Chairman,
                                                County and Municipal Employees, AFL-CIO                     Royal State Group
                                                since 1981; director of various civic                       (insurance).
                                                and charitable organizations.

Douglas Philpotts       Trustee since 1992      Retired; formerly director, Chairman of          4          Trustee, Pacific
Honolulu, HI                                    the Board and President of Hawaiian                         Capital Funds, which
(11/21/31)                                      Trust Company, Limited, a predecessor of                    includes 11 bond and
                                                The Asset Management Group of Bank of                       stock funds.
                                                Hawaii; present or former director of
                                                various Hawaii-based civic and
                                                charitable organizations.

Oswald K. Stender       Trustee since 1993      Director, Hawaiian Electric Industries,          4          Trustee, Pacific
Honolulu, HI                                    Inc., a public utility holding company,                     Capital Funds, which
(10/08/31)                                      1993-2004; trustee, the Bernice Pauahi                      includes 11 bond and
                                                Bishop Estate 1990-1999; trustee, Office                    stock funds; director,
                                                of Hawaiian Affairs and a member or                         Grace Pacific
                                                trustee of several community                                Corporation, an asphalt
                                                organizations.                                              paving company, ACE
                                                                                                            Trucking Inc. and
                                                                                                            Hawaiian Telecom, a
                                                                                                            telephone company
                                                                                                            (communications).

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   TRUST AND               PRINCIPAL                                   COMPLEX(5)      (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF               OCCUPATION(S)                               OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)              DURING PAST 5 YEARS                         BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------              -------------------                         ----------      ---------------------
OTHER INDIVIDUALS
CHAIRMAN EMERITUS(8)
--------------------

Lacy B. Herrmann        Founder, Chairman       Founder and Chairman of the Board,              N/A         N/A
New York, NY            Emeritus since 2004,    Aquila Management Corporation, the
(05/12/29)              Trustee, 1984-2004,     sponsoring organization and parent of
                        and Chairman of the     the Manager or Administrator and/or
                        Board of Trustees,      Adviser or Sub-Adviser to each fund of
                        1984-2003               the Aquila Group of Funds(SM); Chairman of
                                                the Manager or Administrator and/or
                                                Adviser or Sub-Adviser to each since
                                                2004; Founder and Chairman Emeritus of
                                                each fund in the Aquila Group of
                                                Funds(SM); previously Chairman and a
                                                Trustee of each fund in the Aquila Group
                                                of Funds(SM) since its establishment until
                                                2004 or 2005; Director of the
                                                Distributor since 1981 and formerly Vice
                                                President or Secretary, 1981-1998;
                                                Trustee Emeritus, Brown University and
                                                the Hopkins School; active in
                                                university, school and charitable
                                                organizations.

OFFICERS
--------

Charles E. Childs, III  Executive Vice          Executive Vice President of all funds in        N/A         N/A
New York, NY            President since 2003    the Aquila Group of Funds(SM) and the
(04/01/57)                                      Administrator and the Administrator's
                                                parent since 2003; formerly Senior Vice
                                                President, corporate development, Vice
                                                President, Assistant Vice President and
                                                Associate of the Administrator's parent
                                                since 1987; Senior Vice President, Vice
                                                President or Assistant Vice President of
                                                the Aquila Money-Market Funds,
                                                1988-2003.

Sherri Foster           Vice President since    Senior Vice President, Hawaiian Tax-Free        N/A         N/A
Lahaina, HI             1997                    Trust since 1993 and formerly Vice
(07/27/50)                                      President or Assistant Vice President;
                                                Vice President since 1997 and formerly
                                                Assistant Vice President of the three
                                                Aquila Money-Market Funds; Vice
                                                President, Aquila Rocky Mountain Equity
                                                Fund since 2006; Registered
                                                Representative of the Distributor since
                                                1985.

John M. Herndon         Vice President since    Assistant Secretary of the Aquila Group         N/A         N/A
New York, NY            1990 and Assistant      of Funds(SM) since 1995 and Vice President
(12/17/39)              Secretary since 1995    of the three Aquila Money-Market Funds
                                                since 1990; Vice President of the
                                                Administrator or its predecessor and
                                                current parent since 1990.

                                                                                            NUMBER OF
                        POSITIONS                                                           PORTFOLIOS      OTHER DIRECTORSHIPS
                        HELD WITH                                                           IN FUND         HELD BY TRUSTEE
NAME,                   TRUST AND               PRINCIPAL                                   COMPLEX(5)      (THE POSITION HELD IS
ADDRESS(3)              LENGTH OF               OCCUPATION(S)                               OVERSEEN        A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(4)              DURING PAST 5 YEARS                         BY TRUSTEE      INDICATED OTHERWISE.)
-----------------       ----------              -------------------                         ----------      ---------------------
Robert W. Anderson      Chief Compliance        Chief Compliance Officer of the Trust           N/A         N/A
New York, NY            Officer since 2004      and each of the other funds in the
(08/23/40)              and Assistant           Aquila Group of Funds(SM), the
                        Secretary since 2000    Administrator and the Distributor since
                                                2004, Compliance Officer of the
                                                Administrator or its predecessor and
                                                current parent 1998-2004; Assistant
                                                Secretary of the Aquila Group of Funds(SM)
                                                since 2000.

Joseph P. DiMaggio      Chief Financial         Chief Financial Officer of the Aquila           N/A         N/A
New York, NY            Officer since 2003      Group of Funds(SM) since 2003 and
(11/06/56)              and Treasurer since     Treasurer since 2000.
                        2000

Edward M. W. Hines      Secretary since 1984    Partner and then shareholder of legal           N/A         N/A
New York, NY                                    counsel to the Trust, Hollyer Brady
(12/16/39)                                      Barrett & Hines LLP since 1989 and
                                                thereafter its successor, Butzel Long,
                                                since 2007; Secretary of the Aquila
                                                Group of Funds(SM).

Lori A. Vindigni        Assistant Treasurer     Assistant Treasurer of the Aquila Group         N/A         N/A
New York, NY            since 2000              of Funds(SM) since 2000; Assistant Vice
(11/02/66)                                      President of the Administrator or its
                                                predecessor and current parent since
                                                1998; Fund Accountant for the Aquila
                                                Group of Funds(SM), 1995-1998.

----------
(1) The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).
(2) From time to time Bank of Hawaii may enter into normal investment management, commercial banking and lending arrangements with one or more of the Trustees of the Trust and their affiliates. The Asset Management Group of Bank of Hawaii is the Trust's investment adviser.
(3) The mailing address of each Trustee and officer is c/o Pacific Capital Funds of Cash Assets Trust, 380 Madison Avenue, Suite 2300, New York, NY 10017.
(4) Because the Trust does not hold annual meetings, each Trustee holds office for an indeterminate term. The term of office of each officer is one year.
(5) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.
(6) Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Administrator's corporate parent, as an officer and Manager of the Administrator, and as a shareholder and director of the Distributor.
(7) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds, which do not include the dormant funds described in footnote 5, are called the "Aquila Group of Funds(SM)."
(8)   The Chairman Emeritus may attend Board meetings but has no voting power.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on October 1, 2006 and held for the six months ended March 31, 2007.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED MARCH 31, 2007

                                      BEGINNING       ENDING         EXPENSES
                         ACTUAL        ACCOUNT        ACCOUNT       PAID DURING
                     TOTAL RETURN(1)    VALUE          VALUE       THE PERIOD(2)
--------------------------------------------------------------------------------
CASH FUND

Original Shares           2.40%       $1,000.00      $1,024.00      $    2.88
Service Shares            2.28%       $1,000.00      $1,022.80      $    4.14
--------------------------------------------------------------------------------
TAX-FREE FUND

Original Shares           1.55%       $1,000.00      $1,015.50      $    2.41
Service Shares            1.42%       $1,000.00      $1,014.20      $    3.67
--------------------------------------------------------------------------------
GOVERNMENT FUND

Original Shares           2.42%       $1,000.00      $1,024.20      $    2.17
Service Chares            2.29%       $1,000.00      $1,022.90      $    3.43
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.57% AND 0.82%, RESPECTIVELY, FOR CASH FUND ORIGINAL SHARES AND SERVICE SHARES, 0.48% AND 0.73%, RESPECTIVELY, FOR TAX-FREE FUND ORIGINAL SHARES AND SERVICE SHARES, AND 0.43% AND 0.68%, RESPECTIVELY, FOR GOVERNMENT FUND ORIGINAL SHARES AND SERVICE SHARES MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of each of the respective Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the portfolios of the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the respective Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

SIX MONTHS ENDED MARCH 31, 2007

                        Hypothetical
                         Annualized    Beginning        Ending         Expenses
                            Total       Account         Account      Paid During
                           Return        Value           Value        the Period
--------------------------------------------------------------------------------
CASH FUND

Original Shares             5.00%      $1,000.00       $1,022.09       $    2.87
Service Shares              5.00%      $1,000.00       $1,020.84       $    4.13
--------------------------------------------------------------------------------
TAX-FREE FUND

Original Shares             5.00%      $1,000.00       $1,022.54       $    2.42
Service Shares              5.00%      $1,000.00       $1,021.29       $    3.68
--------------------------------------------------------------------------------
GOVERNMENT FUND

Original Shares             5.00%      $1,000.00       $1,022.79       $    2.17
Service Chares              5.00%      $1,000.00       $1,021.54       $    3.43
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.57% AND 0.82%, RESPECTIVELY, FOR CASH FUND ORIGINAL SHARES AND SERVICE SHARES, 0.48% AND 0.73%, RESPECTIVELY, FOR TAX-FREE FUND ORIGINAL SHARES AND SERVICE SHARES, AND 0.43% AND 0.68%, RESPECTIVELY, FOR GOVERNMENT FUND ORIGINAL SHARES AND SERVICE SHARES MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code of 1986, as amended. NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the fiscal year ended March 31, 2007, $6,253,366 of dividends paid by the Tax-Free Fund were exempt-interest dividends. For the Cash Fund and the Government Fund all of the dividends paid were ordinary dividend income.

      Prior to January 31, 2007, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2006 CALENDAR YEAR.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds(SM) produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolios other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings for each of the three portfolios with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The three portfolios of the Trust do not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2006 with respect to which any of the three portfolios of the Trust were entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRIVACY NOTICES (UNAUDITED)

                   PACIFIC CAPITAL FUNDS OF CASH ASSETS TRUST

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Trust, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Trust.

INFORMATION WE COLLECT. "Non-public personal information" is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Trust's transfer agent, distributor, investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

NON-CALIFORNIA RESIDENTS: We also may disclose some of this information to another fund in the Aquila Group of Funds(SM) (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds(SM) or new services we are offering that may be of interest to you.

CALIFORNIA RESIDENTS ONLY: In addition, unless you "opt-out" of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds(SM) (or its sevice providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Fundssm or new services we are offering that may be of interest to you.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               INVESTMENT ADVISER

                    Asset Management Group of Bank of Hawaii
                     P.O. Box 3170 o Honolulu, Hawaii 96802

                                  ADMINISTRATOR

                        Aquila Investment Management LLC
            380 Madison Avenue, Suite 2300 o New York, New York 10017

                                BOARD OF TRUSTEES

                            Theodore T. Mason, Chair
                          Diana P. Herrmann, Vice Chair
                               Thomas W. Courtney
                                 Stanley W. Hong
                                Russell K. Okata
                                Douglas Philpotts
                                Oswald K. Stender

                          FOUNDER AND CHAIRMAN EMERITUS

                                Lacy B. Herrmann

                                    OFFICERS

                          Diana P. Herrmann, President
                Charles E. Childs, III, Executive Vice President
                          Sherri Foster, Vice President
                  Robert W. Anderson, Chief Compliance Officer
            Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                          Edward M.W. Hines, Secretary

                                   DISTRIBUTOR

                            Aquila Distributors, Inc.
            380 Madison Avenue, Suite 2300 o New York, New York 10017

                    TRANSFER AND SHAREHOLDER SERVICING AGENT

                                    PFPC Inc.
                     101 Sabin Street o Pawtucket, RI 02860

                                    CUSTODIAN

                            JPMorgan Chase Bank, N.A.
                   1111 Polaris Parkway o Columbus, Ohio 43240

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                            Tait, Weller & Baker LLP
             1818 Market Street, Suite 2400 o Philadelphia, PA 19103

               Further information is contained in the Prospectus
                  which must precede or accompany this report.





ITEM 2.  CODE OF ETHICS.

(a) As of March 31, 2007 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various areas, including the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were:

						2006		2007
                               	----	     	----

Cash Assets Trust				13,000	13,000
Tax-Free Cash Assets Trust		13,000	13,000
US Government Securities		13,000	13,000

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant for return preparation and tax compliance were:

						2006			2007
                               	----	      	----

Cash Assets Trust				1,500			1,500
Tax-Free Cash Assets Trust		1,500			1,500
US Government Securities		1,500			1,500

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
         Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	 Included in Item 1 above


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	 Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure tat information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated t registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and
Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.





SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


CASH ASSETS TRUST


By:  /s/  Diana P. Herrmann
- ---------------------------------
Vice Chair, President and Trustee
June 7, 2007


By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Chief Financial Officer and Treasurer
June 7, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- ---------------------------------
Diana P. Herrmann
Vice Chair, President and Trustee
June 7, 2007

By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
June 7, 2007








CASH ASSETS TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.